Cover	Jan. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2022
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	512
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock,
Title of 12(b) Security	Warrants to purchase one share of common stock,
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ